Pension Plan and Employee Benefits (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Reconciliation of Benefit Obligations, Plan Assets and Funded Status of Pension Plans
The employee pension plan and Other Benefits plan obligation, plan assets, and funded status at December 31, 2019, and 2018 are presented in the following table:

	PENSION BENEFITS		OTHER BENEFITS
	FOR THE YEAR ENDED DEC. 31,		FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2019	2018
Change in benefit obligation
Benefit obligation at beginning of period	$530,936	$567,215	$40,455	$43,203
Service cost	8,414	9,507	1,191	1,320
Interest cost	22,485	20,860	1,646	1,465
Plan participants’ contributions	—	—	1,229	1,224
Actuarial loss (gain)	73,655	(42,935)	13,897	(1,106)
Expenses paid	(2,933)	(2,786)	—	—
Benefits paid	(22,234)	(20,925)	(5,696)	(5,651)
Benefit obligation at end of period	610,323	530,936	52,722	40,455
Change in plan assets
Fair value of plan assets at beginning of period	391,933	444,089	—	—
Actual return on plan assets	81,081	(28,884)	—	—
Employer contributions	12,250	—	—	—
Expenses paid	(2,933)	(2,786)	—	—
Adjustment	—	439	—	—
Benefits paid	(22,234)	(20,925)	—	—
Fair value of plan assets at end of period	460,097	391,933	—	—
Unfunded status	$(150,226)	$(139,003)	$(52,722)	$(40,455)
SERP’s funded status at December 31, 2019, and 2018 is presented in the following table:

	SERP BENEFITS
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Change in benefit obligation
Benefit obligation at beginning of period	$78,414	$84,339
Service cost	330	542
Interest cost	3,326	3,077
Actuarial loss (gain)	11,608	(5,163)
Benefits paid	(4,550)	(4,381)
Benefit obligation at end of period	$89,128	$78,414

Accumulated Benefit Obligation
The employee pension plan accumulated benefit obligation at December 31, 2019, and 2018 is presented in the following table:

	PENSION BENEFITS
	AT DEC. 31,
(THOUSANDS)	2019	2018
Accumulated benefit obligation	$568,354	$491,522
SERP’s accumulated benefit obligation at December 31, 2019, and 2018 is presented in the following table:

	SERP BENEFITS
	AT DEC. 31,
(THOUSANDS)	2019	2018
Accumulated benefit obligation	$89,128	$78,414

Schedule of Amounts Recognized in Balance Sheet
The current and non-current portions of the Other Benefits liability for Cleco and Cleco Power at March 31, 2020, and December 31, 2019, were as follows:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$4,401	$4,401
Non-current	$48,175	$48,321
The current and non-current portions of the SERP liability for Cleco and Cleco Power at March 31, 2020, and December 31, 2019, were as follows:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$4,599	$4,599
Non-current	$84,219	$84,529

The current and non-current portions of the Other Benefits liability for Cleco and Cleco Power at December 31, 2019, and 2018 are as follows:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$4,401	$4,130
Non-current	$48,321	$36,325
The current and non-current portions of the SERP liability for Cleco and Cleco Power at December 31, 2019, and 2018 are as follows:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$4,599	$4,478
Non-current	$84,529	$73,936

Amounts Recognized in Other Comprehensive Income
The following table presents the net actuarial gains/losses and prior service costs/credits included in other comprehensive income for Other Benefits and in regulatory assets for pension related to current year gains and losses as a result of being included in net periodic benefit costs for the employee pension plan and Other Benefits plan for December 31, 2019, and 2018:

	PENSION BENEFITS		OTHER BENEFITS
	AT DEC. 31,		AT DEC. 31,
(THOUSANDS)	2019	2018	2019	2018
Net actuarial loss (gain) occurring during period	$19,075	$9,722	$13,897	$(1,106)
Net actuarial loss amortized during period	$7,849	$12,313	$21	$135
Prior service credit amortized during period	$(71)	$(71)	$—	$—
The following table presents net actuarial gains/losses and prior service costs/credits included in other comprehensive income or regulatory assets related to current year gains and losses as a result of being amortized as a component of net periodic benefit costs for SERP for December 31, 2019, and 2018:

	SERP BENEFITS
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Net actuarial loss (gain) occurring during year	$11,608	$(5,163)
Net actuarial loss amortized during year	$1,544	$2,913
Prior service credit amortized during year	$(160)	$(160)

Amounts Recognized in Accumulated Other Comprehensive Income
The following table presents net actuarial gains/losses and prior service costs/credits in accumulated other comprehensive income for Other Benefits and in regulatory assets for pension that have not been recognized as components of net periodic benefit costs and the amounts expected to be recognized in 2020 for the employee pension plan and Other Benefits plans at December 31, 2020, 2019, and 2018:

	PENSION BENEFITS			OTHER BENEFITS
	AT DEC. 31,			AT DEC. 31,
(THOUSANDS)	2020	2019	2018	2020	2019	2018
Net actuarial loss	$14,824	$151,603	$140,377	$1,355	$15,732	$1,814
Prior service credit	$(60)	$(60)	$(131)	$—	$—	$—
The following table presents net actuarial losses and prior service credit in accumulated other comprehensive income and regulatory assets that have not been recognized as components of net periodic benefit costs and the amounts expected to be recognized in 2020 for SERP at December 31, 2020, 2019, and 2018:

	SERP BENEFITS
	AT DEC. 31,
(THOUSANDS)	2020	2019	2018
Net actuarial loss	$3,171	$28,731	$17,261
Prior service credit	$(160)	$(1,678)	$(1,837)

Components of Net Periodic Pension and Other Benefit Costs
The components of net periodic pension and Other Benefits cost for the three months ended March 31, 2020, and 2019 were as follows:

	PENSION BENEFITS		OTHER BENEFITS
	FOR THE THREE MONTHS ENDED MAR. 31,		FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019	2020	2019
Components of periodic benefit costs
Service cost	$2,328	$2,067	$508	$288
Interest cost	5,130	5,650	410	400
Expected return on plan assets	(6,245)	(6,622)	—	—
Amortizations
Prior period service credit	(15)	(18)	—	—
Net loss (gain)	3,672	1,875	339	(45)
Net periodic benefit cost	$4,870	$2,952	$1,257	$643

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Components of periodic benefit costs
Service cost	$95	$113
Interest cost	733	825
Amortizations
Prior period service credit	(40)	(35)
Net loss	757	392
Net periodic benefit cost	$1,545	$1,295

The non-service components of net periodic pension and Other Benefits cost are included in Other income (expense), net within Cleco and Cleco Power’s Consolidated Statements of Income. The components of net periodic pension and Other Benefits costs for 2019, 2018, and 2017 are as follows:

	PENSION BENEFITS			OTHER BENEFITS
	FOR THE YEAR ENDED DEC. 31,			FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017	2019	2018	2017
Components of periodic benefit costs
Service cost	$8,414	$9,507	$9,039	$1,191	$1,320	1,446
Interest cost	22,485	20,860	21,648	1,646	1,465	1,569
Expected return on plan assets	(26,502)	(23,773)	(24,064)	—	—	—
Amortizations
Prior service credit	(71)	(71)	(71)	—	—	—
Net loss (gain)	7,849	12,312	10,008	21	135	(50)
Net periodic benefit cost	$12,175	$18,835	$16,560	2,858	$2,920	$2,965
The components of the net SERP costs for 2019, 2018, and 2017 are as follows:

	SERP BENEFITS
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Components of periodic benefit costs
Service cost	$330	$542	$494
Interest cost	3,326	3,077	3,239
Amortizations
Prior service credit	(160)	(160)	(190)
Net loss	1,544	2,913	2,105
Net periodic benefit cost	5,040	6,372	5,648
Special/contractual termination benefits	—	—	315
Total benefit cost	$5,040	$6,372	$5,963

Weighted-Average Assumptions Used to Determine Benefit Obligation and Net Periodic Costs
The measurement date used to determine the pension and other postretirement benefits is December 31. The assumptions used to determine the benefit obligation and the periodic costs are as follows:

	PENSION BENEFITS		OTHER BENEFITS
	AT DEC. 31,		AT DEC. 31,
	2019	2018	2019	2018
Weighted-average assumptions used to determine the benefit obligation
Discount rate	3.43%	4.35%	3.25%	4.16%
Rate of compensation increase	2.81%	2.93%	N/A	N/A

	PENSION BENEFITS			OTHER BENEFITS
	FOR THE YEAR ENDED DEC. 31,			FOR THE YEAR ENDED DEC. 31,
	2019	2018	2017	2019	2018	2017
Weighted-average assumptions used to determine the net benefit cost
Discount rate	4.35%	3.73%	4.27%	4.16%	3.47%	3.81%
Expected return on plan assets	6.55%	5.86%	6.08%	N/A	N/A	N/A
Rate of compensation increase	2.81%	2.93%	2.98%	N/A	N/A	N/A
The measurement date used to determine the SERP benefits is December 31. The assumptions used to determine the benefit obligation and the periodic costs are as follows:

	SERP BENEFITS
	AT DEC. 31,
	2019	2018
Weighted-average assumptions used to determine the benefit obligation
Discount rate	3.37%	4.34%
Rate of compensation increase	5.00%	5.00%

	SERP BENEFITS
	JAN. 1, 2019 - DEC. 31, 2019	JAN. 1, 2018 - DEC. 31, 2018	MAR. 31, 2017 - DEC. 31, 2017	JAN. 1, 2017 - MAR. 30, 2017
Weighted-average assumptions used to determine the net benefit cost
Discount rate	4.34%	3.70%	4.08%	4.22%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%

Fair Value Allocation of Pension Plan Assets
There have been no changes in the methodologies for determining fair value at December 31, 2019, and 2018. The following tables disclose the pension plan’s fair value of financial assets measured on a recurring basis:

(THOUSANDS)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Cash equivalents	$4,810	$—	$4,810	$—
Government securities	19,517	—	19,517	—
Mutual funds
Domestic	102,184	102,184	—	—
International	53,041	53,041	—	—
Real estate funds	18,017	—	—	18,017
Corporate debt	157,109	—	157,109	—
Total	$354,678	$155,225	$181,436	$18,017

Investments measured at net asset value*	103,326
Interest accrual	2,093
Total net assets	$460,097

*Investments measured at net asset value consist of Common/collective trust.

(THOUSANDS)	AT DEC. 31, 2018	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Cash equivalents	$2,471	$—	$2,471	$—
Common stock	13,111	13,111	—	—
Government securities	19,831	—	19,831	—
Mutual funds
Domestic	79,210	79,210	—	—
International	43,418	43,418	—	—
Real estate funds	20,298	—	—	20,298
Corporate debt	138,391	—	138,391	—
Total	$316,730	$135,739	$160,693	$20,298

Investments measured at net asset value*	73,100
Interest accrual	2,103
Total net assets	$391,933

*Investments measured at net asset value consist of Common/collective trust.
The following chart shows the dynamic asset allocation based on the funded ratio at December 31, 2019:

	PERCENT OF TOTAL PLAN ASSETS
	AT DEC. 31, 2019
	MINIMUM	TARGET	MAXIMUM
Return-seeking
Domestic equity		19%
International equity		20%
Multi-asset credit		6%
Real estate		5%
Total return-seeking	45%	50%	55%
Liability hedging*	45%	50%	55%

Pension Plan Unobservable Input Reconciliation
The following is a reconciliation of the beginning and ending balances of the pension plan’s real estate funds measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2019, and 2018:

(THOUSANDS)
Balance, Dec. 31, 2017	$19,195
Realized losses	29
Unrealized gains	391
Purchases	710
Sales	(27)
Balance, Dec. 31, 2018	$20,298
Realized gains	370
Unrealized losses	(1,727)
Purchases	759
Sales	(1,683)
Balance, Dec. 31, 2019	$18,017

Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effects on Other Benefits:

	ONE-PERCENTAGE POINT
(THOUSANDS)	INCREASE	DECREASE
Effect on total of service and interest cost components	$14	$(16)
Effect on postretirement benefit obligation	$205	$(229)

Projected Benefit Payments and Projected Receipts
The projected benefit payments for the employee pension plan and Other Benefits obligation plan for each year through 2024 and the next five years thereafter are listed in the following table:

(THOUSANDS)	PENSION BENEFITS	OTHER BENEFITS, GROSS
For the year ending Dec. 31,
2020	$24,065	$4,472
2021	$25,293	$4,498
2022	$26,541	$4,554
2023	$27,709	$4,536
2024	$28,741	$4,531
Next five years	$158,810	$21,706
The projected benefit payments for SERP for each year through 2024 and the next five years thereafter are shown in the following table:

(THOUSANDS)	2020	2021	2022	2023	2024	NEXT FIVE YEARS
SERP	$4,662	$4,689	$4,698	$4,710	$4,753	$24,861

401(k) Plan Expense
Cleco’s 401(k) Plan expense for the three months ended March 31, 2020, and 2019 was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
401(k) Plan expense	$3,256	$2,267
The expense of the 401(k) Plan related to Cleco’s other subsidiaries for the three months ended March 31, 2020, and 2019 was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
401(k) Plan expense	$1,662	$930

Cleco’s 401(k) Plan expense for the years ended December 31, 2019, 2018, and 2017 was as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
401(k) Plan expense	$7,861	$5,884	$5,386

Cleco Power is the plan sponsor for the 401(k) Plan. The expense of the 401(k) Plan related to Cleco’s other subsidiaries for the years ended December 31, 2019, 2018, and 2017 was as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
401(k) Plan expense	$3,408	$1,066	$888

Cleco Power
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Schedule of Amounts Recognized in Balance Sheet
Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$3,815	$3,815
Non-current	$41,994	$42,080

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$760	$760
Non-current	$13,863	$13,964

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$3,815	$3,584
Non-current	$42,080	$31,694
Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$760	$930
Non-current	$13,964	$12,025